Equipment and leasehold improvements - Schedule of Breakdown of Cost, Accumulated Depreciation, Additions and Disposals of Equipment and Leasehold Improvements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	$ 17,282
Ending balance	16,794	$ 17,282
Equipment and leasehold improvements, net
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	4,441	3,841
Ending balance	4,041	4,441	$ 3,841
IT equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	799	630
Ending balance	717	799	630
Furniture and fixtures
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	172	39
Ending balance	212	172	39
Leasehold improvements
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	3,395	3,075
Ending balance	2,930	3,395	3,075
Other equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	75	97
Ending balance	182	75	97
Carrying amount - principal
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	14,767	14,290	15,813
Additions	761	1,651	453
Disposals	(277)	(1,182)	(1,967)
Effect of changes in exchange rates	13	8	(10)
Reclassifications			1
Ending balance	15,264	14,767	14,290
Carrying amount - principal | IT equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	3,941	4,476	4,136
Additions	369	599	402
Disposals	(28)	(1,136)	(58)
Effect of changes in exchange rates	5	2	(5)
Reclassifications			1
Ending balance	4,287	3,941	4,476
Carrying amount - principal | Furniture and fixtures
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	1,808	1,677	1,677
Additions	92	165	4
Disposals	(83)	(36)	(3)
Effect of changes in exchange rates	3	2	(1)
Reclassifications			0
Ending balance	1,820	1,808	1,677
Carrying amount - principal | Leasehold improvements
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	8,301	7,450	7,428
Additions	124	852	26
Disposals	(117)	(4)	0
Effect of changes in exchange rates	5	3	(4)
Reclassifications			0
Ending balance	8,313	8,301	7,450
Carrying amount - principal | Other equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	717	687	2,572
Additions	176	35	21
Disposals	(49)	(6)	(1,906)
Effect of changes in exchange rates	0	1	0
Reclassifications			0
Ending balance	844	717	687
Accumulated amortization:
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	10,326	10,449	10,823
Amortization	1,161	1,050	1,346
Disposals	(274)	(1,176)	(1,712)
Effect of changes in exchange rates	10	3	(9)
Reclassifications			1
Ending balance	11,223	10,326	10,449
Accumulated amortization: | IT equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	3,142	3,846	3,340
Amortization	449	430	566
Disposals	(25)	(1,133)	(57)
Effect of changes in exchange rates	4	(1)	(3)
Reclassifications			0
Ending balance	3,570	3,142	3,846
Accumulated amortization: | Furniture and fixtures
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	1,636	1,638	1,601
Amortization	54	32	41
Disposals	(83)	(35)	(3)
Effect of changes in exchange rates	1	1	(2)
Reclassifications			1
Ending balance	1,608	1,636	1,638
Accumulated amortization: | Leasehold improvements
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	4,906	4,375	3,830
Amortization	589	531	549
Disposals	(117)	(4)	0
Effect of changes in exchange rates	5	4	(4)
Reclassifications			0
Ending balance	5,383	4,906	4,375
Accumulated amortization: | Other equipment
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Beginning balance	642	590	2,052
Amortization	69	57	190
Disposals	(49)	(4)	(1,652)
Effect of changes in exchange rates	0	(1)	0
Reclassifications			0
Ending balance	$ 662	$ 642	$ 590